Quarterly Holdings Report
for
Fidelity Managed Retirement 2035 Fund℠
April 30, 2024
R99-NPRT3-0624
1.9907113.101
Domestic Equity Funds - 27.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	25,696	445,818
Fidelity Series Commodity Strategy Fund (a)	644	62,443
Fidelity Series Large Cap Growth Index Fund (a)	13,793	281,937
Fidelity Series Large Cap Stock Fund (a)	13,891	298,231
Fidelity Series Large Cap Value Index Fund (a)	34,766	532,969
Fidelity Series Small Cap Core Fund (a)	671	7,431
Fidelity Series Small Cap Opportunities Fund (a)	9,004	129,299
Fidelity Series Value Discovery Fund (a)	12,965	197,450
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,811,300)		1,955,578

International Equity Funds - 25.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	7,598	113,135
Fidelity Series Emerging Markets Fund (a)	14,426	125,940
Fidelity Series Emerging Markets Opportunities Fund (a)	28,228	504,157
Fidelity Series International Growth Fund (a)	15,954	281,263
Fidelity Series International Index Fund (a)	8,874	107,115
Fidelity Series International Small Cap Fund (a)	6,406	107,428
Fidelity Series International Value Fund (a)	23,037	283,352
Fidelity Series Overseas Fund (a)	20,914	282,132
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,709,211)		1,804,522

Bond Funds - 44.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	10,373	98,955
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	76,609	565,374
Fidelity Series Corporate Bond Fund (a)	41,016	367,504
Fidelity Series Emerging Markets Debt Fund (a)	4,971	38,227
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,302	11,447
Fidelity Series Floating Rate High Income Fund (a)	804	7,255
Fidelity Series Government Bond Index Fund (a)	61,699	547,267
Fidelity Series High Income Fund (a)	4,674	38,936
Fidelity Series International Developed Markets Bond Index Fund (a)	33,821	287,480
Fidelity Series Investment Grade Bond Fund (a)	56,265	544,079
Fidelity Series Investment Grade Securitized Fund (a)	41,408	354,869
Fidelity Series Long-Term Treasury Bond Index Fund (a)	51,239	271,055
Fidelity Series Real Estate Income Fund (a)	740	7,116
TOTAL BOND FUNDS (Cost $3,192,890)		3,139,564

Short-Term Funds - 3.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	49,238	49,238
Fidelity Series Short-Term Credit Fund (a)	4,369	42,770
Fidelity Series Treasury Bill Index Fund (a)	14,448	143,468
TOTAL SHORT-TERM FUNDS (Cost $235,545)		235,476

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,948,946)	7,135,140
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,961)
NET ASSETS - 100.0%	7,133,179

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12,374	100,260	13,960	914	(15)	296	98,955
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	112,682	571,157	100,335	8,832	(2,590)	(15,540)	565,374
Fidelity Series Blue Chip Growth Fund	72,617	423,496	85,849	733	(1,331)	36,885	445,818
Fidelity Series Canada Fund	20,362	111,928	20,935	1,674	(399)	2,179	113,135
Fidelity Series Commodity Strategy Fund	9,966	63,551	11,087	697	(423)	436	62,443
Fidelity Series Corporate Bond Fund	73,633	376,465	79,324	6,325	(1,754)	(1,516)	367,504
Fidelity Series Emerging Markets Debt Fund	6,842	37,043	6,197	875	(96)	635	38,227
Fidelity Series Emerging Markets Debt Local Currency Fund	2,310	11,447	1,743	402	(55)	(512)	11,447
Fidelity Series Emerging Markets Fund	22,112	124,852	23,954	1,275	(359)	3,289	125,940
Fidelity Series Emerging Markets Opportunities Fund	88,198	506,031	102,580	5,886	(1,103)	13,611	504,157
Fidelity Series Floating Rate High Income Fund	1,323	7,300	1,363	262	(5)	-	7,255
Fidelity Series Government Bond Index Fund	107,063	567,108	116,526	6,651	(2,084)	(8,294)	547,267
Fidelity Series Government Money Market Fund 5.4%	9,317	61,904	21,983	650	-	-	49,238
Fidelity Series High Income Fund	7,103	38,103	6,445	926	(73)	248	38,936
Fidelity Series International Developed Markets Bond Index Fund	52,338	286,853	48,378	6,013	(1,047)	(2,286)	287,480
Fidelity Series International Growth Fund	51,347	279,016	56,865	1,615	(1,667)	9,432	281,263
Fidelity Series International Index Fund	19,408	104,852	19,769	1,331	(449)	3,073	107,115
Fidelity Series International Small Cap Fund	15,933	109,049	19,589	1,671	(506)	2,541	107,428
Fidelity Series International Value Fund	51,713	276,609	59,027	4,030	(635)	14,692	283,352
Fidelity Series Investment Grade Bond Fund	109,414	561,131	116,862	9,041	(2,239)	(7,365)	544,079
Fidelity Series Investment Grade Securitized Fund	74,265	367,198	78,704	5,973	(1,854)	(6,036)	354,869
Fidelity Series Large Cap Growth Index Fund	45,860	270,269	48,392	711	(1,030)	15,230	281,937
Fidelity Series Large Cap Stock Fund	50,866	288,048	60,331	4,847	(441)	20,089	298,231
Fidelity Series Large Cap Value Index Fund	94,527	529,843	104,609	9,416	(1,303)	14,511	532,969
Fidelity Series Long-Term Treasury Bond Index Fund	65,009	327,964	107,694	4,246	(6,108)	(8,116)	271,055
Fidelity Series Overseas Fund	51,408	278,157	57,991	2,056	(1,330)	11,888	282,132
Fidelity Series Real Estate Income Fund	1,798	7,557	2,260	167	(36)	57	7,116
Fidelity Series Short-Term Credit Fund	4,556	54,328	16,083	383	67	(98)	42,770
Fidelity Series Small Cap Core Fund	330	23,078	15,599	8	(352)	(26)	7,431
Fidelity Series Small Cap Opportunities Fund	23,253	126,839	27,363	453	(540)	7,110	129,299
Fidelity Series Treasury Bill Index Fund	24,817	182,825	64,143	1,915	(32)	1	143,468
Fidelity Series Value Discovery Fund	34,860	196,816	35,511	4,544	(367)	1,652	197,450
	1,317,604	7,271,077	1,531,451	94,522	(30,156)	108,066	7,135,140

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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